Operating lease assets (excluding land use rights) and lease liabilities	12 Months Ended
Dec. 31, 2024
Operating lease assets (excluding land use rights) and lease liabilities
Operating lease assets (excluding land use rights) and lease liabilities

11.         Operating lease assets (excluding land use rights) and lease liabilities

(a)	The Group as a lessee

The operating lease assets, represented the leased offices of the Group, are amortized over the lease terms, which are greater than 1 year but less than 3 years. Operating leases are as below:

(In thousands)	Office leases
Net book amount as of January 1, 2023	865
Additions	927
Amortization	(551)
Modification	(652)
Effect of foreign currency exchange differences	(14)
Net book amount as of December 31, 2023	575
Additions	324
Amortization	(434)
Effect of foreign currency exchange differences	(15)
Net book amount as of December 31, 2024	450

The amortization expenses for long-term operating leases were USD56,000, USD551,000 and USD434,000 for the years ended December 31, 2022, 2023 and 2024, respectively.

A charge of USD2,457,000, USD1,645,000 and USD1,504,000 were recognized in relation to short-term leases for the years ended December 31, 2022, 2023 and 2024, respectively.

As of December 31, 2024, the future minimum payment under non-cancellable short-term operating leases was USD80,000.

The weighted average discount rate related to operating leases was 5.4%, 5.1% and 3.7% as of December 31, 2022, 2023 and 2024, respectively. The weighted average remaining lease term were 3.0 year, 2.0 years and 1.5 years as of December 31, 2022, 2023 and 2024, respectively.

The total cash payments in respect of operating lease were USD2,792,000, USD2,386,000 and USD1,407,000 for the years ended December 31, 2022, 2023 and 2024, respectively.

The undiscounted cash payments for the next five years as of December 31, 2024 is:

(In thousands)
2025	278
2026	143
2027	7
Total undiscounted payments	428
Less: effect of discounting	(14)
Discounted lease liabilities	414

11.         Operating lease assets (excluding land use rights) and lease liabilities (Continued)

(b)The Group as a lessor

The Group’s operating leases arrangements as lessor expire at various dates through August 2040. The rental income was USD2,511,000 for the year ended December 31, 2024.

Maturities of undiscounted lease payments to be received were as follows:

(In thousands)
2025	2,433
2026	2,501
2027	2,602
2028	2,614
2029	2,677
Thereafter	28,633
Total undiscounted payments	41,460